Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Nature And Extent Of Risk Arising From Financial Instruments Tables [Abstract]
Schedule of Debentures of Contractual Maturity of Credit Facilities

The following table summarizes our commitments as at December 31, 2025:

	2026	2027	2028	2029
Commitments - operational
Lease payments	1,085	605		—
Accounts payable	3,352	—	—	—
Accruals and other	12,946	—	—	—
Other purchase obligations	584	642	221	—
Interest – Credit facility (Note 10)	5,757	5,757	5,757	32
Interest – Debentures (Note 11)(1)	2,607	2,418	2,212	519
	26,331	9,422	8,190	551
Commitments – principal repayments
Credit facility (Note 10)	—	—	—	51,713
Debentures (Note 11) (1)	2,249	2,434	2,635	25,367
	2,249	2,434	2,635	77,080
Total contractual obligations	28,580	11,856	10,825	77,631

(1) The debenture repayments are payable in either cash or Common Shares at Orion Digital's option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.

Foreign Currency Risk

	As at
($000 USD)	December 31, 2025	December 31, 2024
Cash	180	39
Marketable securities	2,124	83
Investment portfolio	4,554	5,755
Debentures	(3,298)	(3,574)